Other assets and liabilities	6 Months Ended
Jun. 30, 2023
Other Assets And Other Liabilities [Line Items]
Disclosure Of Other Assets And Other Liabilities Explanatory
Note 10

Other assets and liabilities
a) Other financial assets measured at

amortized cost

USD m 30.6.23 31.3.23 31.12.22
Debt securities 41,521 40,646 44,594
Loans to financial advisors 2,588 2,571 2,611
Fee- and commission-related receivables 1,822 1,922 1,803
Finance lease receivables 1,376 1,344 1,314
Settlement and clearing accounts

395 542 1,174
Accrued interest income 1,430 1,340 1,276
Other 3,048 924 618
Total other financial assets measured at amortized cost 52,180 49,289 53,389
b) Other non-financial assets

USD m 30.6.23 31.3.23 31.12.22
Precious metals and other physical commodities

4,426 4,506 4,471
Deposits and collateral provided in connection with litigation,

regulatory and similar matters
1
2,250 2,235 2,205
Prepaid expenses 1,019 848 709
VAT,

withholding tax and other tax receivables
707 1,830 1,405
Properties and other non-current assets held for sale 111 279 279
Other 741 670 583
Total other non-financial assets 9,254 10,367 9,652
1 Refer to Note 15 for more information.
c) Other financial liabilities measured at

amortized cost

USD m 30.6.23 31.3.23 31.12.22
Other accrued expenses 1,543 1,613 1,564
Accrued interest expenses 2,577 1,954 2,008
Settlement and clearing accounts 1,499 1,533 1,060
Lease liabilities 3,105 3,174 3,211
Other

2,948 2,422 2,549
Total other financial liabilities measured at amortized cost 11,673 10,695 10,391
d) Other financial liabilities designated at

fair value

USD m 30.6.23 31.3.23 31.12.22
Financial liabilities related to unit-linked investment contracts 15,055 14,243 13,221
Securities financing transactions 11,344 9,707 15,333
Over-the-counter debt instruments and other 2,727 1,809 1,684
Funding from UBS Group AG 2,299 2,259 1,796
Total other financial liabilities designated at fair value 31,425 28,018 32,033
e) Other non-financial liabilities

USD m 30.6.23 31.3.23 31.12.22
Compensation-related liabilities 3,248 2,628 4,424

of which: net defined benefit liability
455 463 449
Current tax liabilities 991 952 1,044
Deferred tax liabilities 212 261 233
VAT,

withholding tax and other tax payables
514 481 472
Deferred income 280 288 233
Other 86 62 84
Total other non-financial liabilities 5,330 4,673 6,489